Financial assets at fair value through profit or loss - Summary of trading assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Trading assets	€ 55,730	€ 72,897
Equity securities
Disclosure of fair value measurement of assets [line items]
Trading assets	21,272	20,717
- Debt securities
Disclosure of fair value measurement of assets [line items]
Trading assets	8,120	10,080
- Derivatives
Disclosure of fair value measurement of assets [line items]
Trading assets	24,346	29,805
Loans and receivables
Disclosure of fair value measurement of assets [line items]
Trading assets	€ 1,991	€ 12,295